S000004353 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	282 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Data Center, Tower REIT and Communications Equipment Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	27.21%	9.00%	9.18%
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	23.87%	13.78%	12.48%
iShares U.S. Digital Infrastructure and Real Estate ETF
Prospectus [Line Items]
Average Annual Return, Percent		26.64%	8.56%	8.77%
Performance Inception Date					Jul. 10, 2001
iShares U.S. Digital Infrastructure and Real Estate ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		26.03%	8.37%	8.59%
iShares U.S. Digital Infrastructure and Real Estate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.01%	6.72%	7.14%

[1]	Index returns through December 17, 2023 reflect the performance of the S&P North American Technology Multimedia Networking Index. Index returns beginning on December 18, 2023 reflect the performance of the S&P Data Center, Tower REIT and Communications Equipment Index, which, effective as of that date, became the Underlying Index of the Fund.
[2]	The Fund has added this broad-based index in response to new regulatory requirements.